Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Plan invests in various investment options. These investment options are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.
Included in investments at December 31, 2025 and 2024, are shares of GSK’s common stock with an aggregate value of $311,727,076 and $239,533,600 respectively. This investment represents 3.12 percent and 2.72 percent of net assets available for benefits at December 31, 2025 and 2024, respectively. A change in the market value of GSK’s stock would affect the net assets available for benefits.
As of December 31, 2025 and 2024, the following investments represent 5.0 percent or more of the net assets available for benefits:
2025

Investment	Fair Value of Investment
State Street S&P 500 Index Non-Lending Series Fund (Class A)	$2,996,695,194
SSGA Global All cap Equity ex- US Index Fund (NL – Class A)	998,776,049
State Street US Extended Market Index Non-Lending Series Fund (Class C)	731,042,921
State Street US Bond Index Non-Lending Series Fund (Class A)	577,596,173
2024

Investment	Fair Value of Investment
State Street S&P 500 Index Non-Lending Series Fund (Class A)	$2,710,407,194
SSGA Global All cap Equity ex- US Index Fund (NL – Class A)	763,615,692
State Street US Extended Market Index Non-Lending Series Fund (Class C)	681,273,387
State Street US Bond Index Non-Lending Series Fund (Class A)	484,378,726
There are no other individual investments that represent more than 5.0 percent of the net assets available for benefits at December 31, 2025 and 2024.